CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Total Vision China Media Inc. shareholders' equity [Member]	Common shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2011	$ 283,401,981	$ 283,184,369	$ 10,131	$ 341,963,008	$ (93,729,215)	$ 34,940,445	$ 217,612
Balance (in shares) at Dec. 31, 2011			101,313,015
Increase (Decrease) in Equity
Exercise of share options	39,000	39,000	4	38,996
Exercise of share options (in shares)			39,100
Restricted shares			2	(2)
Restricted shares (in shares)			14,429
Share-based compensation	668,654	668,654		668,654
Foreign currency transaction adjustment	2,431,227	2,431,227				2,431,227
Net loss	(246,527,916)	(246,409,192)			(246,409,192)		(118,724)
Balance at Dec. 31, 2012	40,012,946	39,914,058	10,137	342,670,656	(340,138,407)	37,371,672	98,888
Balance (in shares) at Dec. 31, 2012			101,366,544
Increase (Decrease) in Equity
Restricted shares			19	(19)
Restricted shares (in shares)	194,200		194,200
Share-based compensation	842,290	842,290		842,290
Foreign currency transaction adjustment	2,536,356	2,536,356				2,536,356
Net loss	(24,056,359)	(23,967,870)			(23,967,870)		(88,489)
Balance at Dec. 31, 2013	19,335,233	19,324,834	10,156	343,512,927	(364,106,277)	39,908,028	10,399
Balance (in shares) at Dec. 31, 2013	101,560,744		101,560,744
Increase (Decrease) in Equity
Capital injection in a subsidiary from noncontrolling interest	1,635,162						1,635,162
Restricted shares			56	(56)
Restricted shares (in shares)	560,400		560,400
Share-based compensation	570,681	570,681		570,681
Foreign currency transaction adjustment	(328,367)	(328,367)				(328,367)
Net loss	(31,465,947)	(31,077,215)			(31,077,215)		(388,732)
Balance at Dec. 31, 2014	$ (10,253,238)	$ (11,510,067)	$ 10,212	$ 344,083,552	$ (395,183,492)	$ 39,579,661	$ 1,256,829
Balance (in shares) at Dec. 31, 2014	102,121,144		102,121,144